Investment Objectives and Goals - T. ROWE PRICE Capital Appreciation Market Opportunities ETF	May 13, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks current income while maintaining the potential for capital appreciation.